Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER CAPITAL INCOME FUND
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Income Fund

Oppenheimer Corporate Bond Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Equity Income Fund

Oppenheimer Global Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Multi-Alternatives Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Multi Strategies Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER CAPITAL APPRECIATION FUND | OPPENHEIMER CAPITAL APPRECIATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Capital Appreciation Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER CAPITAL INCOME FUND | OPPENHEIMER CAPITAL INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Capital Income Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Corporate Bond Fund | Oppenheimer Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Corporate Bond Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER DEVELOPING MARKETS FUND | OPPENHEIMER DEVELOPING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Developing Markets Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER DISCOVERY FUND | OPPENHEIMER DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Discovery Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND | OPPENHEIMER DISCOVERY MID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Discovery Mid Cap Growth Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER DIVIDEND OPPORTUNITY FUND | OPPENHEIMER DIVIDEND OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Dividend Opportunity Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Emerging Markets Innovators Fund | Oppenheimer Emerging Markets Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Emerging Markets Innovators Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Emerging Markets Local Debt Fund | Oppenheimer Emerging Markets Local Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Emerging Markets Local Debt Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER EQUITY INCOME FUND | OPPENHEIMER EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Equity Income Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER GLOBAL FUND | OPPENHEIMER GLOBAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Global Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Global High Yield Fund | OPPENHEIMER GLOBAL HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Global High Yield Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Global Multi-Alternatives Fund. | Oppenheimer Global Multi-Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Global Multi-Alternatives Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Global Multi-Asset Growth Fund | Global Multi-Asset Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Global Multi-Asset Growth Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Global Multi-Asset Income Fund | Global Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Global Multi-Asset Income Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Global Multi Strategies Fund | Oppenheimer Global Multi Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ocif_SupplementTextBlock

Oppenheimer Global Multi Strategies Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”